Corporate Information (Details) - item		12 Months Ended
	Dec. 29, 2020	Dec. 31, 2020	Dec. 31, 2019
Corporate Information
Number of countries in which the group distributes content		70
Number of pay tv channels		25
Proportion of warrants exercisable for common stock	35.90%	35.90%	35.90%